Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Abstract]
Greek Tonnage tax	$ 21	$ 53	$ 538	$ 108